CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Statement of Stockholders' Equity [Abstract]
Unrealized gains (losses) on derivative instruments, tax			$ 2
Losses reclassified into earnings related to derivative investments, tax	(2)	1	(8)
Change in net defined benefit pension and post retirement plan costs:
Change in defined benefit pension and postretirement plan cost, tax	$ (3)	$ 9	$ 18